OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Fair value of derivative contracts (Note 25)	$ 190	$ 737
Contract assets (Note 5)	153	159
Prepaid expenses	60	41
Cash provided as collateral	52	55
Regulatory assets (Note 11)	43	83
Other	129	105
Other current assets, total	$ 627	$ 1,180